                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                            Washington, D.C. 20524

             Report of the Calendar Quarter Ending March 31, 2010

                     If amended report check here: ______

Name of Institutional Investment Manager:

Appleton Partners, Inc.  S.E.C. File Number 28-6694

Business Address:

45 Milk Street      Boston              MA                  02109
--------------      ------------------  ------------------  ------------------
Street              City                State               Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President        (617) 338-0700

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 6th day of May 2010.

                                        Appleton Partners, Inc.
                                        --------------------------------------
                                        (Name of Institutional Investment Mgr.)

                                        /s/ Douglas C. Chamberlain
                                        --------------------------------------
                                        By: Douglas C. Chamberlain

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       None
Form 13F Information Table Entry Total:  124
Form 13F Information Table Value Total:  230,989,080.00

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

   NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.                  Form 13F file number           Name
---                  -----------------------------  -------------------

Appleton Partners, Inc.
13F SEC APPRAISAL
Master Group
31-Mar-10

                                                                               Investment Discretion Voting Authority
                                                                               --------------------- ----------------
                                                              Market           Sole   Shared  Other  Sole Shared None
Security                              Security Type   Cusip   Value   Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                              ------------- --------- ------- -------- ----   ------  -----  ---- ------ ----
Master Group
3M CO COM                             COMMON STOCK  88579Y101 1413252   16911   X                     X
ABBOTT LABS COM                       COMMON STOCK  002824100  483234    9173   X                     X
AECOM TECH CORP DEL COM               COMMON STOCK  00766T100  486545   17150   X                     X
AFLAC INC COM                         COMMON STOCK  001055102 1481574   27290   X                     X
AGRIUM INC COM                        COMMON STOCK  008916108 2697925   38198   X                     X
AKAMAI TECHNOLOGIES COM               COMMON STOCK  00971T101 1687600   53711   X                     X
AMAZON COM INC COM                    COMMON STOCK  023135106 3693080   27201   X                     X
AMERICAN TOWER CORP CL A              COMMON STOCK  029912201 2851461   66920   X                     X
AMPHENOL CORP NEW CL A                COMMON STOCK  032095101 1650220   39114   X                     X
ANSYS INC COM                         COMMON STOCK  03662Q105 4022942   93156   X                     X
APACHE CORP COM                       COMMON STOCK  037411105 1169280   11520   X                     X
APPLE, INC.                           COMMON STOCK  037833100 8241920   35072   X                     X
APPLETON EQUITY GROWTH FUND           MUTUAL FUNDS  038042107 3097996  433286   X                     X
AT&T INC COM                          COMMON STOCK  00206R102 1091843   42254   X                     X
BAKER HUGHES INC COM                  COMMON STOCK  057224107  701570   14978   X                     X
BANK N S HALIFAX COM                  COMMON STOCK  064149107 1329031   26570   X                     X
BANK OF AMERICA CORP COM              COMMON STOCK  060505104 2660507  149048   X                     X
BAXTER INTL INC COM                   COMMON STOCK  071813109  440516    7569   X                     X
BBH FD INC CORE SELE CL N             MUTUAL FUNDS  05528X604  508675   38160   X                     X
BECTON DICKINSON & CO COM             COMMON STOCK  075887109 2916317   37042   X                     X
BERKSHIRE HATHAWAY INC CL A           COMMON STOCK  084670108  365400       3   X                     X
BERKSHIRE HATHAWAY INC CL B NEW       COMMON STOCK  084670702  503874    6200   X                     X

                                                                               Investment Discretion Voting Authority
                                                                               --------------------- ----------------
                                                              Market           Sole   Shared  Other  Sole Shared None
Security                              Security Type   Cusip   Value   Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                              ------------- --------- ------- -------- ----   ------  -----  ---- ------ ----
BHP BILLITON LTD SPONSORED ADR        COMMON STOCK  088606108 3698254   46044   X                     X
BP PLC SPONSORED ADR                  COMMON STOCK  055622104  514657    9018   X                     X
BRISTOL MYERS SQUIBB COM              COMMON STOCK  110122108  303312   11360   X                     X
CATERPILLAR INC DEL COM               COMMON STOCK  149123101 5736382   91271   X                     X
CELGENE CORP COM                      COMMON STOCK  151020104  301745    4870   X                     X
CERNER CORP COM                       COMMON STOCK  156782104 5245362   61761   X                     X
CHEVRONTEXACO CORP COM                COMMON STOCK  166764100  783931   10338   X                     X
CHURCH & DWIGHT INC COM               COMMON STOCK  171340102  468650    7000   X                     X
CISCO SYS INC COM                     COMMON STOCK  17275R102 3818705  146704   X                     X
CITIGROUP INC COM                     COMMON STOCK  172967101  163681   40415   X                     X
COCA COLA CO COM                      COMMON STOCK  191216100 1020525   18555   X                     X
COLGATE PALMOLIVE CO COM              COMMON STOCK  194162103 3571541   41890   X                     X
COMPUTER SCIENCES CORP COM            COMMON STOCK  205363104  251199    4610   X                     X
COSTCO WHSL CORP NEW COM              COMMON STOCK  22160K105 1000083   16749   X                     X
CVS CAREMARK CORPORATION              COMMON STOCK  126650100 1348260   36878   X                     X
DEERE & CO COM                        COMMON STOCK  244199105  206623    3475   X                     X
DISNEY WALT CO COM DISNEY             COMMON STOCK  254687106  585964   16785   X                     X
DOLBY LABORATORIES INC COM            COMMON STOCK  25659T107 2540998   43310   X                     X
DOLLAR TREE STORES COM                COMMON STOCK  256746108 1206311   20370   X                     X
DU PONT E I DE NEMOURS COM            COMMON STOCK  263534109  249508    6700   X                     X
E M C CORP MASS COM                   COMMON STOCK  268648102 2179539  120817   X                     X
ECOLAB INC COM                        COMMON STOCK  278865100 3854327   87698   X                     X
ENERGAS RES INC COM                   COMMON STOCK  29265E108     340   20000   X                     X
EXPRESS SCRIPTS INC COM               COMMON STOCK  302182100 3896187   38288   X                     X
EXXON MOBIL CORP COM                  COMMON STOCK  30231G102 7994047  119350   X                     X
FAIRHOLME FD COM                      MUTUAL FUNDS  304871106  238871    7034   X                     X
FEDERATED EQUITY FDS CLOVR VAL INST   MUTUAL FUNDS  314172214  352232   25450   X                     X
FEDERATED EQUITY FDS KAUFMANN CL A    MUTUAL FUNDS  314172677  325234   66646   X                     X
FEDERATED INSTL TR HI YIELD BD        MUTUAL FUNDS  31420B300  714084   73617   X                     X
FEDERATED INVS INC PA CL B            COMMON STOCK  314211103  204445    7750   X                     X
FORUM FDS INC JORDAN OPPTY            MUTUAL FUNDS  742935182  698859   64233   X                     X
FREEPORT-MCMORAN COP&G CL B           COMMON STOCK  35671D857 4415757   52858   X                     X
GENERAL ELEC CO COM                   COMMON STOCK  369604103 3163943  173843   X                     X
GENERAL MOLY INC COM                  COMMON STOCK  370373102   33200   10000   X                     X

                                                                               Investment Discretion Voting Authority
                                                                               --------------------- ----------------
                                                              Market           Sole   Shared  Other  Sole Shared None
Security                              Security Type   Cusip   Value   Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                              ------------- --------- ------- -------- ----   ------  -----  ---- ------ ----
GOLDMAN SACHS GROUP COM               COMMON STOCK  38141G104 4571348   26791   X                     X
GOOGLE INC CL A                       COMMON STOCK  38259P508  631205    1113   X                     X
GRAINGER W W INC COM                  COMMON STOCK  384802104  881719    8155   X                     X
HEARTLAND GROUP INC VAL PLUS INSTL    MUTUAL FUNDS  422352849  688549   26886   X                     X
INTEL CORP COM                        COMMON STOCK  458140100 2365281  106114   X                     X
INTERNATIONAL BUS MACH COM            COMMON STOCK  459200101 6060069   47252   X                     X
ISHARES TR NASDQ BIO INDX             COMMON STOCK  464287556  417415    4590   X                     X
ISHARES TR S&P NA NAT RES             COMMON STOCK  464287374  228748    6640   X                     X
J P MORGAN CHASE & CO COM             COMMON STOCK  46625H100  846894   18925   X                     X
JOHNSON & JOHNSON COM                 COMMON STOCK  478160104 6266372   96110   X                     X
KELLOGG CO COM                        COMMON STOCK  487836108  557382   10432   X                     X
KRATOS DEFENSE & SEC S COM NEW        COMMON STOCK  50077B207  153545   10760   X                     X
MARKET VECTORS ETF TR AGRIBUS ETF     COMMON STOCK  57060U605  527219   11690   X                     X
MCDERMOTT INTL INC COM                COMMON STOCK  580037109 3214356  119404   X                     X
MCDONALDS CORP COM                    COMMON STOCK  580135101 7000796  104928   X                     X
MEDCO HEALTH SOLUTIONS COM            COMMON STOCK  58405U102  338036    5236   X                     X
MERCK & CO, INC NEW COM               COMMON STOCK  58933Y105  841496   22530   X                     X
MFS SER TR X INTL DIVERS I            MUTUAL FUNDS  55273G298  412424   33585   X                     X
MICROSOFT CORP COM                    COMMON STOCK  594918104 4410229  150584   X                     X
MONSANTO CO NEW COM                   COMMON STOCK  61166W101  993167   13906   X                     X
NEWMONT MINING CORP COM               COMMON STOCK  651639106 1741500   34194   X                     X
NOVARTIS A G SPONSORED ADR            COMMON STOCK  66987V109  231277    4275   X                     X
NUCOR CORP COM                        COMMON STOCK  670346105 1566790   34526   X                     X
NVIDIA CORP COM                       COMMON STOCK  67066G104 2335863  134245   X                     X
OCCIDENTAL PETE CP DEL COM            COMMON STOCK  674599105  274586    3248   X                     X
ORACLE CORP COM                       COMMON STOCK  68389X105 2782670  108233   X                     X
PEOPLES S&P MIDCAP IDX COM            MUTUAL FUNDS  712223106  757576   30771   X                     X
PEPSICO INC COM                       COMMON STOCK  713448108 5422540   81961   X                     X
PETROLEO BRASILEIRO SA SPONSORED ADR  COMMON STOCK  71654V408  601328   13513   X                     X
PFIZER INC COM                        COMMON STOCK  717081103  288634   16830   X                     X
PRAXAIR INC COM                       COMMON STOCK  74005P104 4100615   49405   X                     X
PRECISION CASTPARTS CP COM            COMMON STOCK  740189105  692470    5465   X                     X
PRICE T ROWE GROUP INC COM            COMMON STOCK  74144T108 4578616   83293   X                     X
PRICELINE COM INC COM NEW             COMMON STOCK  741503403  898875    3525   X                     X

                                                                                    Investment Discretion Voting Authority
                                                                                    --------------------- ----------------
                                                                                    Sole   Shared  Other  Sole Shared None
Security                              Security Type   Cusip   Market Value Quantity (A)     (B)     (C)   (A)   (B)   (C)
--------                              ------------- --------- ------------ -------- ----   ------  -----  ---- ------ ----
PROCTER & GAMBLE CO COM               COMMON STOCK  742718109    6630190    104792   X                     X
QUALCOMM INC COM                      COMMON STOCK  747525103    1490084     35512   X                     X
ROPER INDS INC NEW COM                COMMON STOCK  776696106    1999529     34570   X                     X
ROYAL DUTCH SHELL PLC SPONS ADR A     COMMON STOCK  780259206     290689      5024   X                     X
SCHEIN HENRY INC COM                  COMMON STOCK  806407102     375487      6375   X                     X
SCHLUMBERGER LTD COM                  COMMON STOCK  806857108    5438395     85698   X                     X
SCHRODER SER TR EMRGMKT EQ ADV        MUTUAL FUNDS  808090740     242575     19515   X                     X
SCOTTS MIRACLE GRO CO                 COMMON STOCK  810186106    2382158     51395   X                     X
SIRIUS XM RADIO INC COM               COMMON STOCK  82967N108       8705     10000   X                     X
SMITH INTL INC COM                    COMMON STOCK  832110100     201254      4700   X                     X
SOCIEDAD QUIMICA MINER SPON ADR SER B COMMON STOCK  833635105    2242017     59963   X                     X
SOUTHWESTERN ENERGY CO COM            COMMON STOCK  845467109    1690572     41517   X                     X
STANLEY BLACK & DECKER, INC.          COMMON STOCK  854502101     212991      3710   X                     X
STRYKER CORP COM                      COMMON STOCK  863667101     939552     16420   X                     X
TARGET CORP COM                       COMMON STOCK  87612E106     774956     14733   X                     X
TEMPLETON INCOME TR GLOBAL BD FD C    MUTUAL FUNDS  880208301     186637     13907   X                     X
TEVA PHARMACEUTCL INDS ADR            COMMON STOCK  881624209    5224033     82816   X                     X
TJX COS INC NEW COM                   COMMON STOCK  872540109    4080602     95969   X                     X
TRANSOCEAN LTD ZUG NAMEN AKT          COMMON STOCK  H8817H100    1444014     16717   X                     X
TUPPERWARE BRANDS CORP COM            COMMON STOCK  899896104    4101834     85065   X                     X
UNITED BANKSHS INC WVA COM            COMMON STOCK  909907107     235980      9000   X                     X
UNITED TECHNOLOGIES CP COM            COMMON STOCK  913017109     889503     12084   X                     X
VERIZON COMMUNICATIONS COM            COMMON STOCK  92343V104    4696614    151406   X                     X
VISA, INC.                            COMMON STOCK  92826C839    6258221     68749   X                     X
VULCAN MATLS CO COM                   COMMON STOCK  929160109     523892     11090   X                     X
WABTEC CORP COM                       COMMON STOCK  929740108    1775190     42146   X                     X
WAL MART STORES INC COM               COMMON STOCK  931142103     529757      9528   X                     X
WEATHERFORD INTL LTD COM              COMMON STOCK  G95089101     160852     10142   X                     X
WELLS FARGO & CO NEW COM              COMMON STOCK  949746101    3299187    106015   X                     X
XTO ENERGY INC COM                    COMMON STOCK  98385X106     220566      4675   X                     X
YACKTMAN FD INC FOCUSED FD            MUTUAL FUNDS  984281204     181937     10746   X                     X
                                                               ---------
                                                               230989080
                                                               ---------
TOTAL PORTFOLIO                                                230989080
                                                               =========